SCHEDULE OF MINIMUM REGULATORY CAPITAL AND ACTUAL AMOUNTS OF CAPITAL (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum regulatory capital requirement	$ 771	$ 6,000	$ 6,000
Capital levels maintained	1,723	13,413	29,697
Excess net capital	$ 952	$ 7,413	$ 23,697
Percent of requirement maintained	224.00%	224.00%	495.00%
Plutus Securities Limited [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum regulatory capital requirement		$ 3,000	$ 3,000
Capital levels maintained		8,255	23,934
Excess net capital		$ 5,255	$ 20,934
Percent of requirement maintained	275.00%	275.00%	798.00%
Plutus Asset Management Limited [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum regulatory capital requirement		$ 3,000	$ 3,000
Capital levels maintained		5,158	5,763
Excess net capital		$ 2,158	$ 2,763
Percent of requirement maintained	172.00%	172.00%	192.00%